UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Michael F. Price
Address:       c/o MFP Investors LLC
               667 Madison Ave.
               25th Floor
               New York, New York 10065

13F File Number:  28-13081

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael F. Price
Title:         Investment Manager
Phone:         (212) 752-7280

Signature, Place, and Date of Signing:

/s/ Michael F. Price     New York, NY          10/14/12
---------------------    -------------         --------
     [Signature]         [City, State]           Date

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           1
                                             --

Form 13F Information Table Entry Total:      99
                                             --

Form 13F Information Table Value Total:      $679,879
                                             -----------
                                             (thousands)

List of Other Included Managers:

1     MFP Investors LLC

                                                                                         INVEST-
                                                                                          MENT    OTHER      VOTING AUTHORITY
                              TITLE OF                VALUE     SHRS OR     SH/    PUT/  DISCRE-  MANA-  -----------------------
NAME OF ISSUER                 CLASS       CUSIP     (x$1000)   PRN AMT     PRN    CALL   TION    GERS     SOLE     SHARED  NONE
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
TYCO International Ltd.      SHS         H89128104     5,696     101,250  SH             SOLE         1    101,250
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
ALCO Stores Inc.             COM          001600105    1,849     264,919  SH             SOLE         1    264,919
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Agilent Technologies Inc.    COM          00846U101    3,853     100,200  SH             SOLE         1    100,200
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Alleghany Corp.              COM          017175100   30,370      88,044  SH             SOLE         1     88,044
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Allscripts Healthcare
Solutn                       COM          01988P108    5,589     450,000  SH             SOLE         1    450,000
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
American River Bankshares    COM          029326105    1,938     255,000  SH             SOLE         1    255,000
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
                             SH BEN
BRT Realty Trust             INT NEW      055645303    1,094     168,369  SH             SOLE         1    168,369
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
The Bancorp Bank             COM          05969F104    2,465     240,000  SH             SOLE         1    240,000
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Bank of America Corporation  COM          060505104    1,254     142,027  SH             SOLE              142,027
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Barnes & Noble Inc.          COM          067774109   10,352     810,000  SH             SOLE         1    810,000
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Becton, Dickinson & Co.      COM          075887109   19,051     242,500  SH             SOLE         1    242,500
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Big 5 Sporting Goods Corp.   COM          08915P101    3,534     353,414  SH             SOLE         1    353,414
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Big Lots, Inc.               COM          089302103    1,479      50,000  SH             SOLE         1     50,000
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Boeing Co.                   COM          097023105    1,392      20,000  SH             SOLE               20,000
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Boston Scientific Corp.      COM          101137107    8,610   1,500,000  SH             SOLE         1  1,500,000
---------------------------  ----------  ----------  --------  ---------  -------        -------  -----  ---------
Bridgepoint Ed Inc.          COM          10807M105    2,785     274,390  SH             SOLE         1    274,390
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
CIT Group Inc.               COM NEW      125581801   11,325     287,500  SH             SOLE         1    287,500
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
CNO Financial Group Inc.     COM          12621E103      925      95,894  SH             SOLE               95,894
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Cache, Inc.                  COM NEW      127150308    7,030   2,203,749  SH             SOLE         1  2,203,749
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Cape Bancorp Inc.            COM          139209100    1,994     213,000  SH             SOLE         1    213,000
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Capitol Federal Financial
Inc.                         COM          14057J101      220      23,149  SH             SOLE         1     23,149
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Castle A M & Co.             COM          148411101    3,625     290,237  SH             SOLE         1    290,237
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Citigroup Inc.               COM NEW      172967101   26,224     801,454  SH             SOLE         1    801,454
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Clearwater Paper Corp.       COM          18538R103    2,922      70,739  SH             SOLE         1     70,739
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Clifton Savings Bancorp,
Inc.                         COM          18712Q103      550      50,000  SH             SOLE         1     50,000
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Colfax Corp.                 COM          194014106    4,400     120,000  SH             SOLE         1    120,000
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
ConocoPhillips               COM          20825C104   19,813     346,500  SH             SOLE         1    346,500
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Cott Corp Que                COM          22163N106    8,126   1,028,545  SH             SOLE         1  1,028,545
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Courier Corporation          COM          222660102      428      35,000  SH             SOLE         1     35,000
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Cubist Pharmaceuticals Inc.  COM          229678107    8,703     182,500  SH             SOLE         1    182,500
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Dell Inc.                    COM          24702R101    2,365     240,000  SH             SOLE         1    240,000
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Education Management Corp    COM          28140M103      550     177,000  SH             SOLE         1    177,000
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Elan plc                     ADR          284131208    9,648     900,000  SH             SOLE         1    900,000
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Enzon Pharmaceuticals Inc.   COM          293904108    5,255     755,000  SH             SOLE         1    755,000
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Exelis Inc                   COM          30162A108    1,065     103,000  SH             SOLE              103,000
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Exxon Mobil Corp.            COM          30231G102    1,097      12,000  SH             SOLE               12,000
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Farmer Bros Co.              COM          307675108    3,203     336,833  SH             SOLE         1    336,833
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Forest City Enterprises
Inc.                         CL A         345550107   15,850   1,000,000  SH             SOLE         1  1,000,000
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Franklin Financial Corp VA   COM          35353C102   12,177     713,798  SH             SOLE         1    713,798
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
GAMCO Investors Inc.         COM          361438104    3,592      72,200  SH             SOLE         1     72,200
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Gencorp Inc.                 COM          368682100    7,248     763,794  SH             SOLE         1    763,794
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
General Electric Co.         COM          369604103    1,703      75,000  SH             SOLE               75,000
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Getty Realty Corp.           COM          374297109    1,280      71,318  SH             SOLE         1     71,318
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Goldman Sachs Group Inc.     COM          38141G104    4,547      40,000  SH             SOLE         1     40,000
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Great Florida Bk Miami
Lakes Fla                    CL A         390528107       10      28,469  SH             SOLE               28,469
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
GulfMark Offshore, Inc.      CL A NEW     402629208   19,867     601,300  SH             SOLE         1    601,300
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Gyrodyne Co. America Inc.    COM          403820103    4,629      42,610  SH             SOLE         1     42,610
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Hardinge, Inc.               COM          412324303    3,438     335,368  SH             SOLE         1    335,368
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Harris Corp Del              COM          413875105   16,647     325,000  SH             SOLE         1    325,000
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Heritage Commerce Corp.      COM          426927109    8,883   1,280,000  SH             SOLE         1  1,280,000
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Heritage Oaks Bancorp        COM          42724R107    6,719   1,166,575  SH             SOLE         1  1,166,575
---------------------------  ----------  ----------  --------  ---------  -------        -------  -----  ---------
Hewlett Packard Co           COM          428236103   13,904     815,000  SH             SOLE         1    815,000
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Hilltop Holdings, Inc.       COM          432748101    3,782     297,600  SH             SOLE         1    297,600
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
HomeTrust Bancshares, Inc.   COM          437872104    7,294     550,470  SH             SOLE         1    550,470
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Hospira Inc.                 COM          441060100    7,795     237,500  SH             SOLE         1    237,500
---------------------------  ----------  ----------  --------  ---------  -------        -------  -----  ---------
Hudson City Bancorp          COM          443683107    6,482     815,800  SH             SOLE         1    815,800
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
                             UNIT BEN
Hugoton RTY TR TEX           INT          444717102      231      35,000  SH             SOLE               35,000
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Huntsman Corp.               COM          447011107    5,673     380,000  SH             SOLE         1    380,000
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
ITT Corp New                 COM NEW      450911201    5,190     257,550  SH             SOLE         1    257,550
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Intel Corp.                  COM          458140100   37,267   1,645,000  SH             SOLE         1  1,645,000
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Investors Bancorp Inc.       COM          46146P102    1,824     100,000  SH             SOLE         1    100,000
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Janus Capital Group Inc.     COM          47102X105    3,444     364,800  SH             SOLE         1    364,800
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Johnson & Johnson            COM          478160104    3,101      45,000  SH             SOLE               45,000
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Johnson Outdoors Inc.        CL A         479167108    7,888     368,781  SH             SOLE         1    368,781
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
                             COM PAR
Kaiser Aluminum Corp.        $0.01        483007704   17,751     304,002  SH             SOLE         1    304,002
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Kemper Corp. Del             COM          488401100    1,904      62,000  SH             SOLE         1     62,000
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
LHC Group Inc                COM          50187A107    1,339      72,500  SH             SOLE         1     72,500
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Lakes Entertainment, Inc.    COM          51206P109      164      76,767  SH             SOLE         1     76,767
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
MVC Capital Inc.             COM          553829102    2,109     164,800  SH             SOLE         1    164,800
---------------------------  ----------  ----------  --------  ---------  -------        -------  -----  ---------
McGraw Hill Companies Inc.   COM          580645109   27,295     500,000  SH             SOLE         1    500,000
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Mercer International Inc.    COM          588056101      389      52,200  SH             SOLE         1     52,200
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
MIPS Technologies, Inc.      COM          604567107    1,478     200,000  SH             SOLE         1    200,000
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
National Presto Industries,
Inc.                         COM          637215104    7,064      96,924  SH             SOLE         1     96,924
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Nexen Inc.                   COM          65334H102    3,041     120,000  SH             SOLE         1    120,000
---------------------------  ----------  ----------  --------  ---------  -------        -------  -----  ---------
Northeast Bancorp            COM NEW      663904209    2,725     286,800  SH             SOLE         1    286,800
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Old Republic Intl Corp.      COM          680223104      196      21,093  SH             SOLE               21,093
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
OmniAmerican Bancorp Inc     COM          68216R107    6,819     300,000  SH             SOLE         1    300,000
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
One Liberty Properties Inc   COM          682406103    2,907     155,876  SH             SOLE         1    155,876
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Penny JC  Inc.               COM          708160106   19,432     800,000  SH             SOLE         1    800,000
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Pfizer Inc.                  COM          717081103   16,329     657,100  SH             SOLE         1    657,100
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Phillips 66                  COM          718546104    2,481      53,500  SH             SOLE               53,500
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Prudential Bancorp Inc. PA   COM          744319104      562      95,200  SH             SOLE         1     95,200
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Quanex Building Products     COM          747619104    1,765      93,709  SH             SOLE         1     93,709
---------------------------  ----------  ----------  --------  ---------  -------        -------  -----  ---------
Resolute Forest Products
Inc.                         COM          76117W109    5,655     435,000  SH             SOLE         1    435,000
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
                             Spon
Royal Dutch Shell PLC        ADR A        780259206    1,040      14,979  SH             SOLE               14,979
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Ruths Hospitality Group
Inc.                         COM          783332109   14,014   2,193,267  SH             SOLE         1  2,193,267
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Safeguard Scientifics, Inc.  COM NEW      786449207    1,710     109,006  SH             SOLE         1    109,006
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
                             RIGHT
Sanofi                       12/31/2020   80105N113    7,392   4,400,000  SH             SOLE         1  4,400,000
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
SeaChange Intl Inc.          COM          811699107    1,978     252,000  SH             SOLE         1    252,000
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Seacor Holdings Inc.         COM          811904101      917      11,000  SH             SOLE         1     11,000
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
                             CL A SUB
Smart Technologies Inc       VTG          83172R108    1,018     624,400  SH             SOLE         1    624,400
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Symetra Financial Corp.      COM          87151Q106   22,017   1,790,000  SH             SOLE         1  1,790,000
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Tejon Ranch Co.              COM          879080109   15,678     521,900  SH             SOLE         1    521,900
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Teva Pharmaceutical
Inds Ltd.                    ADR          881624209    4,141     100,000  SH             SOLE         1    100,000
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Ubiquiti Networks, Inc.      COM          90347A100       86       7,235  SH             SOLE                7,235
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Verifone Systems Inc.        COM          92342Y109    5,152     185,000  SH             SOLE         1    185,000
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
West Coast Bancorp Ore. New  COM          952145100   38,442   1,707,000  SH             SOLE         1  1,707,000
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Wright Medical Group Inc.    COM          98235T107   11,055     500,000  SH             SOLE         1    500,000
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----
Xylem Inc.                   COM          98419M100    2,590     103,000  SH             SOLE              103,000
---------------------------  ----------  ----------  --------  ---------  -------  ----  -------  -----  ---------  ------  ----